Interim Condensed Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	¥ 52,043	$ 7,770	¥ 60,443
Intangible assets	484,287	72,302	492,300
Right-of-use assets	9,786	1,461	3,060
Goodwill	237,225	35,417	237,225
Prepayments, other receivables and other assets	112,081	16,733	95,217
Deferred tax assets	10,789	1,611	7,736
Equity investment at fair value through profit or loss	1,000	149	1,000
Total non-current assets	907,211	135,443	896,981
CURRENT ASSETS
Inventories	9,023	1,347	7,307
Trade receivables, net	144,179	21,525	111,104
Prepayments, other receivables and other assets	40,009	5,973	34,101
Net investments in subleases			355
Due from related parties	2,319	346	306
Due from shareholders	100	15	100
Cash and cash equivalents	18,830	2,811	59,045
Total current assets	214,460	32,017	212,318
Total assets	1,121,671	167,460	1,109,299
EQUITY
Issued capital	194	29	194
Reserves	912,686	136,258	936,444
Equity attributable to equity holders of the parent	912,880	136,287	936,638
Non controlling interests	4,430	662	5,021
Total equity	917,310	136,949	941,659
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	1,734	259	6,046
Contract liabilities	250	37	366
Deferred tax liabilities	1,402	209	1,417
Lease liabilities	6,129	915	793
Total non-current liabilities	9,515	1,420	8,622
CURRENT LIABILITIES
Trade payables	51,607	7,705	30,514
Other payables and accruals	59,244	8,845	58,178
Contract liabilities	14,433	2,155	23,506
Due to a shareholder	325	49	325
Interest-bearing loans and borrowings	63,556	9,489	41,493
Lease liabilities	3,718	555	2,486
Income tax payable	1,963	293	2,516
Total current liabilities	194,846	29,091	159,018
Total liabilities	204,361	30,511	167,640
Total equity and liabilities	¥ 1,121,671	$ 167,460	¥ 1,109,299